Long-Term Investments (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	Jan. 18, 2018	Aug. 18, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-Term Investment (Textual)
Ordinary shares issued to selling shareholders		417,166
Long-term debt, description	This transaction was completed on March 22, 2018. Subject to board approval, the Company agreed to issue 183,342 additional shares to the Selling Shareholders if the aggregate value of the ordinary shares initially issued at the closing to the Selling Shareholders was less than $3,000 in fair value as of August 18, 2018. The board of directors approved and 183,342 shares that were issued on January 10, 2019
Impairment loss			$ 13,000
Colmei Technology International Ltd [Member]
Long-Term Investment (Textual)
Agreed to acquire equity percentage	13.80%
Ordinary shares issued to selling shareholders	473,717
Ordinary fair value	$ 3,000
Ordinary shares to selling shareholders value	$ 10,000
Crave Communication Co., Ltd [Member]
Long-Term Investment (Textual)
Agreed to acquire equity percentage	13.80%